Net Loss per Share	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss per Share

9. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Six Months Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Basic and Diluted Net Loss Per Ordinary Share:
Net loss attributable	¥(677,602)	¥(277,671)
Weighted average ordinary shares outstanding	43,775,934	42,210,000
Basic and diluted net loss per ordinary share	¥(15.5)	¥(6.6)